Interests in Other Entities (Details) - Schedule of Financial Information for Associates - Immuron Inc [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Information for Associates [Line Items]
The group’s share of loss for the period	$ (1,456,019)	$ (324,340)
Share of loss for the period - 23.6% (2023: 17.5%)	(291,711)	(324,340)
Impairment of investment	(1,164,308)
Investments accounted for using the equity method		159,066
Share of loss from associates	(1,456,019)	(324,340)
Opening carrying amount	159,066
Initial Investment in Ateria Health Limited		404,117
Acquisition of shares (Note 8(c) (iii))	1,195,350	79,289
Share of loss in Ateria for the period	$ (190,108)	$ (324,340)